Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 33,000	$ 27,953
Non-interest income	33,605	29,391
Total revenue	66,605	57,344
Provision for credit losses	4,362	3,232
Non-interest expense	36,592	34,250
Net income (loss) before income taxes	25,651	19,862
Income taxes (recoveries)	5,282	3,622
Net income	20,369	16,240
Non-interest expense includes:
Depreciation and amortization	3,045	2,913
Impairment of other intangibles	34	68
Total assets	2,325,006	2,171,582
Total assets include:
Additions to premises and equipment and intangibles	2,785	5,086
Total liabilities	2,185,855	2,044,390
Canada [member]
Disclosure of operating segments [line items]
Total revenue	41,861	35,847
Net income	14,537	11,266
Non-interest expense includes:
Total assets	1,278,626	1,205,561
United States [member]
Disclosure of operating segments [line items]
Total revenue	17,200	15,034
Net income	3,804	2,880
Non-interest expense includes:
Total assets	681,125	615,747
Other International [member]
Disclosure of operating segments [line items]
Total revenue	7,544	6,463
Net income	2,028	2,094
Non-interest expense includes:
Total assets	365,255	350,274
Operating segments [Member] | Personal Banking [Member]
Disclosure of operating segments [line items]
Net interest income	14,496	12,438
Non-interest income	5,358	4,904
Total revenue	19,854	17,342
Provision for credit losses	2,105	1,802
Non-interest expense	8,001	7,485
Net income (loss) before income taxes	9,748	8,055
Income taxes (recoveries)	2,643	2,134
Net income	7,105	5,921
Non-interest expense includes:
Depreciation and amortization	1,085	1,105
Impairment of other intangibles	9	21
Total assets	574,456	555,029
Total assets include:
Additions to premises and equipment and intangibles	476	2,274
Total liabilities	574,462	554,970
Operating segments [Member] | Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income	7,268	6,061
Non-interest income	1,294	1,321
Total revenue	8,562	7,382
Provision for credit losses	1,550	975
Non-interest expense	2,833	2,512
Net income (loss) before income taxes	4,179	3,895
Income taxes (recoveries)	1,159	1,077
Net income	3,020	2,818
Non-interest expense includes:
Depreciation and amortization	105	62
Total assets	196,254	187,142
Total assets include:
Additions to premises and equipment and intangibles	50	740
Total liabilities	196,252	187,135
Operating segments [Member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	5,459	4,979
Non-interest income	16,919	14,647
Total revenue	22,378	19,626
Provision for credit losses	120	29
Non-interest expense	16,769	15,312
Net income (loss) before income taxes	5,489	4,285
Income taxes (recoveries)	1,200	863
Net income	4,289	3,422
Non-interest expense includes:
Depreciation and amortization	1,237	1,223
Impairment of other intangibles	22	23
Total assets	196,129	184,503
Total assets include:
Additions to premises and equipment and intangibles	912	887
Total liabilities	194,689	183,055
Operating segments [Member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	1,321	1,224
Total revenue	1,321	1,224
Provision for credit losses		2
Non-interest expense	315	285
Net income (loss) before income taxes	1,006	937
Income taxes (recoveries)	178	208
Net income	828	729
Non-interest expense includes:
Depreciation and amortization	46	6
Impairment of other intangibles	1	2
Total assets	32,405	29,288
Total assets include:
Additions to premises and equipment and intangibles	8	11
Total liabilities	32,234	29,158
Operating segments [Member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	4,789	3,183
Non-interest income	9,637	8,829
Total revenue	14,426	12,012
Provision for credit losses	587	424
Non-interest expense	7,966	7,016
Net income (loss) before income taxes	5,873	4,572
Income taxes (recoveries)	480	(1)
Net income	5,393	4,573
Non-interest expense includes:
Depreciation and amortization	570	528
Impairment of other intangibles	2	22
Total assets	1,223,853	1,127,661
Total assets include:
Additions to premises and equipment and intangibles	365	494
Total liabilities	1,223,212	1,127,564
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	988	1,292
Non-interest income	(924)	(1,534)
Total revenue	64	(242)
Non-interest expense	708	1,640
Net income (loss) before income taxes	(644)	(1,882)
Income taxes (recoveries)	(378)	(659)
Net income	(266)	(1,223)
Non-interest expense includes:
Depreciation and amortization	2	(11)
Total assets	101,909	87,959
Total assets include:
Additions to premises and equipment and intangibles	974	680
Total liabilities	$ (34,994)	$ (37,492)